Operating Leases - Operating Lease Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Operating lease income	$ 3,581	$ 10,860
Variable lease income	2,749	0
Total operating lease income	$ 6,330	$ 10,860